Document and Entity Information	Oct. 06, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On October 12, 2021, Broad Street Realty, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Greenwood Closing 8-K”) in connection with its acquisition of The Shops at Greenwood Village (“Greenwood Village”). This amendment to the Greenwood Closing 8-K is being filed for the sole purpose of filing the historical statements of revenues and certain operating expenses of Greenwood Village and the related pro forma financial information of the Company required by Item 9.01 of Form 8-K, and should be read in conjunction with the Greenwood Closing 8-K.
Document Period End Date	Oct. 06, 2021
Entity Registrant Name	BROAD STREET REALTY, INC.
Entity Central Index Key	0000764897
Entity Emerging Growth Company	false
Entity File Number	001-09043
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-3361229
Entity Address, Address Line One	7250 Woodmont Ave
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	301
Local Phone Number	828-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	None
Security Exchange Name	NONE
Trading Symbol	N/A